T. ROWE PRICE VALUE ETF

March 31, 2026 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)

COMMON STOCKS 99.6%
COMMUNICATION SERVICES 7.4%
Diversified Telecommunication Services 0.8%
AT&T	91,057	2,640
Verizon Communications	41,760	2,096
		4,736
Entertainment 1.1%
Netflix (1)	12,593	1,211
TKO Group Holdings	10,725	2,163
Walt Disney	34,723	3,346
		6,720
Interactive Media & Services 4.6%
Alphabet, Class C	83,133	23,848
Meta Platforms, Class A	7,410	4,239
		28,087
Wireless Telecommunication Services 0.9%
T-Mobile US	26,332	5,531
		5,531
Total Communication Services		45,074
CONSUMER DISCRETIONARY 6.1%
Broadline Retail 2.1%
Amazon.com (1)	60,093	12,516
		12,516
Hotels, Restaurants & Leisure 1.9%
Hilton Worldwide Holdings	6,058	1,842
Las Vegas Sands	34,490	1,859
Marriott International, Class A	7,455	2,438
McDonald's	13,444	4,178
Viking Holdings (1)	20,662	1,518
		11,835
Specialty Retail 2.1%
AutoZone (1)	558	1,885
Home Depot	19,472	6,404
Ross Stores	7,016	1,520
TJX	19,155	3,059
		12,868
Total Consumer Discretionary		37,219

T. ROWE PRICE VALUE ETF

	Shares	$ Value
(Cost and value in $000s)
CONSUMER STAPLES 6.4%
Beverages 0.5%
Coca-Cola	44,711	3,400
		3,400
Consumer Staples Distribution & Retail 1.6%
U.S. Foods Holding (1)	19,746	1,821
Walmart	65,540	8,145
		9,966
Household Products 2.9%
Colgate-Palmolive	87,320	7,442
Procter & Gamble	69,355	10,018
		17,460
Tobacco 1.4%
Philip Morris International	50,374	8,329
		8,329
Total Consumer Staples		39,155
ENERGY 9.4%
Energy Equipment & Services 1.0%
SLB	78,206	4,019
TechnipFMC	29,142	2,015
		6,034
Oil, Gas & Consumable Fuels 8.4%
Cheniere Energy	5,045	1,432
Chevron	23,990	4,963
ConocoPhillips	101,925	13,454
Diamondback Energy	9,965	1,971
EOG Resources	29,086	4,205
Expand Energy	18,705	2,053
Exxon Mobil	90,524	15,358
TotalEnergies (2)	52,997	4,822
Williams	37,560	2,734
		50,992
Total Energy		57,026
FINANCIALS 19.4%
Banks 7.9%
Bank of America	231,888	11,304
Citigroup	74,873	8,491
Fifth Third Bancorp	36,433	1,693
Huntington Bancshares	219,089	3,429
JPMorgan Chase	33,300	9,795
U.S. Bancorp	131,338	6,831

T. ROWE PRICE VALUE ETF

	Shares	$ Value
(Cost and value in $000s)
Wells Fargo	80,591	6,416
		47,959
Capital Markets 5.0%
Bank of New York Mellon	14,756	1,750
Blackrock	3,014	2,899
Cboe Global Markets	4,813	1,353
Charles Schwab	118,788	11,164
CME Group	10,739	3,172
KKR	14,200	1,313
Morgan Stanley	32,015	5,269
Robinhood Markets, Class A (1)	14,123	979
S&P Global	6,116	2,601
		30,500
Consumer Finance 0.6%
American Express	6,716	2,031
Capital One Financial	10,250	1,870
		3,901
Financial Services 0.5%
Apollo Global Management	7,494	835
Equitable Holdings	62,471	2,318
		3,153
Insurance 5.4%
Allstate	31,559	6,543
American International Group	24,330	1,831
Chubb	34,151	11,131
Hartford Insurance Group	16,957	2,293
Marsh & McLennan	9,863	1,711
MetLife	77,995	5,516
Progressive	9,051	1,794
Travelers	6,156	1,796
		32,615
Total Financials		118,128
HEALTH CARE 11.9%
Biotechnology 1.3%
AbbVie	6,341	1,379
Gilead Sciences	28,237	3,935
Regeneron Pharmaceuticals	1,621	1,253
Vertex Pharmaceuticals (1)	3,366	1,503
		8,070
Health Care Equipment & Supplies 1.2%
Abbott Laboratories	12,520	1,286
Becton Dickinson & Company	12,281	1,931

T. ROWE PRICE VALUE ETF

	Shares	$ Value
(Cost and value in $000s)
Stryker	7,402	2,432
Zimmer Biomet Holdings	16,693	1,509
		7,158
Health Care Providers & Services 4.3%
Cencora	6,140	1,929
Cigna	6,527	1,741
CVS Health	73,939	5,310
Elevance Health	19,481	5,703
HCA Healthcare	5,610	2,655
McKesson	2,262	1,957
Quest Diagnostics	8,907	1,746
Tenet Healthcare (1)	8,007	1,511
UnitedHealth Group	13,879	3,756
		26,308
Life Sciences Tools & Services 1.0%
Danaher	7,926	1,503
Thermo Fisher Scientific	8,882	4,366
		5,869
Pharmaceuticals 4.1%
AstraZeneca	23,273	4,590
Eli Lilly	1,078	991
Johnson & Johnson	36,079	8,819
Merck	57,870	6,961
Viatris	282,060	3,811
		25,172
Total Health Care		72,577
INDUSTRIALS & BUSINESS SERVICES 13.2%
Aerospace & Defense 4.3%
Boeing (1)	31,168	6,203
GE Aerospace	18,938	5,374
Howmet Aerospace	10,718	2,470
L3Harris Technologies	22,276	7,688
Northrop Grumman	3,787	2,584
TransDigm Group	1,389	1,610
		25,929
Electrical Equipment 2.0%
AMETEK	8,920	1,912
Eaton	5,557	1,988
GE Vernova	2,366	2,065
Hubbell	3,417	1,677
Rockwell Automation	9,358	3,359
Vertiv Holdings, Class A	5,856	1,467
		12,468

T. ROWE PRICE VALUE ETF

	Shares	$ Value
(Cost and value in $000s)
Ground Transportation 1.6%
CSX	238,557	9,793
		9,793
Industrial Conglomerates 0.4%
Siemens, ADR	22,649	2,760
		2,760
Machinery 4.3%
AGCO	25,837	2,994
Cummins	7,585	4,081
Deere	7,546	4,251
Fortive	83,223	4,600
Middleby (1)	23,193	3,075
Parker-Hannifin	3,971	3,555
Stanley Black & Decker	34,587	2,458
Westinghouse Air Brake Technologies	3,871	967
		25,981
Trading Companies & Distributors 0.6%
Ferguson Enterprises	9,121	2,127
WW Grainger	1,471	1,605
		3,732
Total Industrials & Business Services		80,663
INFORMATION TECHNOLOGY 13.1%
Communications Equipment 1.4%
Cisco Systems	89,760	6,964
Motorola Solutions	4,055	1,760
		8,724
Electronic Equipment, Instruments & Components 2.8%
Amphenol, Class A	10,086	1,274
Coherent (1)	4,564	1,087
Corning	10,713	1,457
Keysight Technologies (1)	21,969	6,203
TD SYNNEX	6,902	1,165
TE Connectivity	10,645	2,225
Teledyne Technologies (1)	5,544	3,354
		16,765
IT Services 0.3%
International Business Machines	6,422	1,557
		1,557
Semiconductors & Semiconductor Equipment 6.5%
Advanced Micro Devices (1)	36,603	7,446
Analog Devices	10,412	3,312

T. ROWE PRICE VALUE ETF

	Shares	$ Value
(Cost and value in $000s)
Applied Materials	22,938	7,840
Intel (1)	101,151	4,464
Micron Technology	22,129	7,476
QUALCOMM	13,795	1,777
Taiwan Semiconductor Manufacturing, ADR	7,395	2,499
Texas Instruments	25,801	5,009
		39,823
Software 1.0%
Microsoft	9,066	3,356
Salesforce.com	15,496	2,892
		6,248
Technology Hardware, Storage & Peripherals 1.1%
Samsung Electronics, GDR	2,256	6,524
		6,524
Total Information Technology		79,641
MATERIALS 4.5%
Chemicals 3.0%
CF Industries Holdings	36,642	4,757
Corteva	15,812	1,324
Ecolab	6,314	1,680
Linde	18,055	8,951
RPM International	14,153	1,407
		18,119
Containers & Packaging 0.7%
International Paper	80,758	2,883
Packaging of America	5,671	1,203
		4,086
Metals & Mining 0.8%
Freeport-McMoRan	43,818	2,576
Kinross Gold	36,443	1,112
Steel Dynamics	8,841	1,591
		5,279
Total Materials		27,484
REAL ESTATE 3.0%
Health Care REITs 0.2%
Ventas, REIT	14,408	1,178
		1,178
Industrial REITs 0.6%
Prologis, REIT	15,049	1,989
Rexford Industrial Realty, REIT	53,218	1,742
		3,731

T. ROWE PRICE VALUE ETF

	Shares	$ Value
(Cost and value in $000s)
Real Estate Management & Development 0.2%
CBRE Group, Class A (1)	9,095	1,232
		1,232
Residential REITs 1.0%
AvalonBay Communities, REIT	30,143	4,924
Equity LifeStyle Properties, REIT	13,753	859
		5,783
Specialized REITs 1.0%
Equinix, REIT	2,116	2,074
Public Storage, REIT	4,455	1,207
Weyerhaeuser, REIT	125,092	3,056
		6,337
Total Real Estate		18,261
UTILITIES 5.2%
Electric Utilities 3.1%
Constellation Energy	5,298	1,480
Entergy	31,191	3,505
NextEra Energy	34,226	3,179
Southern	88,585	8,550
Xcel Energy	27,045	2,148
		18,862
Gas Utilities 0.2%
Atmos Energy	7,909	1,461
		1,461
Multi-Utilities 1.9%
Ameren	53,171	5,844
DTE Energy	8,157	1,193
Sempra	45,545	4,426
		11,463
Total Utilities		31,786
Total Common Stocks (Cost $548,877)		607,014
SHORT-TERM INVESTMENTS 0.3%
Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, 3.60% (3)	1,624,882	1,625
Total Short-Term Investments (Cost $1,625)		1,625
Total Investments in Securities 99.9% of Net Assets (Cost $550,502)		$608,639
Other Assets Less Liabilities 0.1%		659
Net Assets 100.0%		$609,298

T. ROWE PRICE VALUE ETF

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is on loan at March 31, 2026.
(3)	Seven-day yield
ADR	American Depositary Receipts
GDR	Global Depositary Receipts
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE VALUE ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Treasury Reserve Fund	$—	$—	$—++
Totals	$—#	$—	$—+

Supplementary Investment Schedule
Affiliate	Value 12/31/25	Purchase Cost	Sales Cost	Value 3/31/26
T. Rowe Price Treasury Reserve Fund	$2,833	¤	¤	$—
	Total			$—^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees.
#	Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+	Investment income comprised $0 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $0.
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE VALUE ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Value ETF (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern Time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.

T. ROWE PRICE VALUE ETF

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2026 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$600,490	$6,524	$—	$607,014
Short-Term Investments	1,625	—	—	1,625
Total	$602,115	$6,524	$—	$608,639
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
ETF1074-054Q1
03/26